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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 1999
                                              ------------------

Check here if Amendment [X]                   Amendment Number: 2
                                                               ---

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           RBS Partners, L.P.
                --------------------------------
Address:        1 Lafayette Place
                --------------------------------
                Greenwich, CT 06830
                --------------------------------

Form 13F File Number:  28- 2610
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           E.J. Bird
                -----------------------------------
Title:          Vice President of General Partner
                -----------------------------------
Phone:          (203) 861-4600
                -----------------------------------

Signature, Place, and Date of Signing:

                   /s/ E.J. BIRD         Greenwich, CT     November 13, 2001
                --------------------   -----------------   -----------------
                    (Signature)          (City, State)          (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                 NONE
Form 13F Information Table Entry Total:             37
Form 13F Information Table Value Total:    $ 1,698,304
                                        (in thousands)



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table


Page 1 of 1


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
        COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
------------------------  --------   ------------  --------  ---------------------  ----------  --------  --------------------------
                                                    FAIR
                                                   MARKET
                          TITLE OF       CUSIP      VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER         CLASS       NUMBER     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  (A)SOLE (B)SHARED (C)NONE
------------------------  --------   ------------  --------  ----------  ---  ----  ----------  --------  --------------------------
Anchor Gaming              Common     033037-10-2     6,811     115,199  SH           DEFINED               115,199
Anchor Gaming              Common     033037-10-2    24,655     417,001  SH             SOLE                417,001
Autozone Inc.              Common     053332-10-2   308,304  10,986,317  SH           DEFINED            10,986,317
Autozone Inc.              Common     053332-10-2   302,376  10,775,083  SH             SOLE             10,775,083
AMR Corp                   Common     001765-10-6    11,655     213,850  SH           DEFINED               213,850
AMR Corp                   Common     001765-10-6    42,044     771,450  SH             SOLE                771,450
Building One Services
  Corp.                    Common     120114-10-3     1,485     121,847  SH           DEFINED               121,847
Building One Services
  Corp.                    Common     120114-10-3     5,402     443,240  SH             SOLE                443,240
Cyprus Amax Mineral Co.    Common     232809-10-3       379      19,322  SH           DEFINED                19,322
Cyprus Amax Mineral Co.    Common     232809-10-3     1,367      69,678  SH             SOLE                 69,678
Fleetwood Enterprises      Common     339099-10-3        44       2,171  SH           DEFINED                 2,171
Fleetwood Enterprises      Common     339099-10-3       158       7,829  SH             SOLE                  7,829
Footstar Inc.              Common     344912-10-0    25,209     715,145  SH           DEFINED               715,145
Footstar Inc.              Common     344912-10-0   129,443   3,672,155  SH             SOLE              3,672,155
Georgia Gulf Corp          Common     373200-20-3     5,903     334,927  SH           DEFINED               334,927
Georgia Gulf Corp          Common     373200-20-3    21,372   1,212,573  SH             SOLE              1,212,573
Guess Inc.                 Common     401617-10-5     4,278     318,343  SH           DEFINED               318,343
Guess Inc.                 Common     401617-10-5    15,560   1,157,957  SH             SOLE              1,157,957
International Game
  Technology               Common     459902-10-2    10,860     603,343  SH           DEFINED               603,343
International Game
  Technology               Common     459902-10-2    39,191   2,177,257  SH             SOLE              2,177,257
Jostens Inc.               Common     481088-10-2     6,736     352,173  SH           DEFINED               352,173
Jostens Inc.               Common     481088-10-2    24,297   1,270,427  SH             SOLE              1,270,427
McKesson Corp              Common     581557-10-5   287,237   9,904,726  SH           DEFINED             9,904,726
McKesson Corp              Common     581557-10-5   230,401   7,944,874  SH             SOLE              7,944,874
Micro Warehouse Inc.       Common     59501B-10-5       308      25,502  SH           DEFINED                25,502
Micro Warehouse Inc.       Common     59501B-10-5     1,110      91,998  SH             SOLE                 91,998
Nalco Chemical Co.         Common     629853-10-2     4,596      91,008  SH           DEFINED                91,008
Nalco Chemical Co.         Common     629853-10-2    16,564     327,992  SH             SOLE                327,992
Payless ShoeSource Inc.    Common     704379-10-6    26,241     519,616  SH           DEFINED               519,616
Payless ShoeSource Inc.    Common     704379-10-6    94,672   1,874,684  SH             SOLE              1,874,684
Premark International Inc. Common     740459-10-2       570      11,288  SH           DEFINED                11,288
Premark International Inc. Common     740459-10-2     2,056      40,712  SH             SOLE                 40,712
PS Group Inc.              Common     693624-10-8    12,732   1,198,270  SH             SOLE              1,198,270
Republic NY Corp.          Common     760719-10-4     7,423     120,823  SH           DEFINED               120,823
Republic NY Corp.          Common     760719-10-4    26,773     435,777  SH             SOLE                435,777
US Airways Group           Common     911905-10-7        20         758  SH           DEFINED                   758
US Airways Group           Common     911905-10-7        72       2,742  SH             SOLE                  2,742
(Confidential portion has been omitted and filed separately.)

Grand Total                                       1,698,304
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